ACQUISITION OF BUSINESSES - CDK Global, Inc. (“CDK Global”) (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 06, 2022	Dec. 31, 2023
Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life, intangible asset amortization periods (in years)	15 years
Customer relationships | Minimum
Disclosure of detailed information about business combination [line items]
Useful life, intangible asset amortization periods (in years)		9 years
Customer relationships | Maximum
Disclosure of detailed information about business combination [line items]
Useful life, intangible asset amortization periods (in years)		20 years
Proprietary technology
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 700
Proprietary technology | Minimum
Disclosure of detailed information about business combination [line items]
Useful life, intangible asset amortization periods (in years)	3 years	5 years
Proprietary technology | Maximum
Disclosure of detailed information about business combination [line items]
Useful life, intangible asset amortization periods (in years)	5 years	15 years
Brand and trademarks
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 300
Useful life, intangible asset amortization periods (in years)	15 years
CDK Global II LLC | Business services
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Goodwill	$ 4,600
Cash and cash equivalents	301
Accounts receivable and other, net	377
Accounts payable and other	953
Deferred tax liabilities recognised as of acquisition date	1,100
Other net assets recognised as of acquisition date	361
Acquisition-related costs	$ 15
CDK Global II LLC | Business services | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 8,300
Non-controlling interest in acquiree recognised at acquisition date	81
CDK Global
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 3,800